Trading liabilities - Summary of trading liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Financial liabilities	£ 440,697	£ 409,867
Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	42,276	41,265
Deposits by banks
Disclosure of financial liabilities [line items]
Financial liabilities	22,943	20,836
Deposits by banks | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	5,313	4,337
Customer accounts
Disclosure of financial liabilities [line items]
Financial liabilities	222,941	215,948
Customer accounts | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	4,955	5,812
Debt securities in issue | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	21	812
Other liabilities – net short positions in securities | Trading liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	£ 31,987	£ 30,304